Business Segments (Narrative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019 mi² customer	Dec. 31, 2018 mi² customer
Segment Reporting Information [Line Items]
Approximate number of retail customers | customer	524,000	525,000
Service area, square miles | mi²	6,000	6,000